Bank Loans - Schedule of Bank Loans (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of Debt [Line Items]
Short-term bank loans	¥ 278,488	$ 42,680
Long-term third-party bank loan guaranteed by a related party:
Current portion	74,351	11,395	¥ 100,000
Non-current portion			74,351
Bank loan, total	¥ 352,839	$ 54,075	¥ 174,351